Consolidated Statement of Stockholders' Equity (June 30, 2019) (Unaudited) - USD ($)	Common Stock	Additional Paid-In Capital	Treasury Stock	Accumulated Deficit	Noncontrolling Interest	Total
Beginning balance, shares at Dec. 31, 2017	8,139,263
Beginning balance, value at Dec. 31, 2017	$ 814	$ 4,155,986	$ (88,000)	$ (3,522,655)	$ 0	$ 546,145
Repurchase and cancellation of shares, shares	(8,235)
Repurchase and cancellation of shares, value	$ (1)	(111,999)	88,000			(24,000)
Net income (loss)				71,006		71,006
Ending balance, shares at Mar. 31, 2018	8,131,028
Ending balance, value at Mar. 31, 2018	$ 813	4,043,987	0	(3,451,649)	0	593,151
Beginning balance, shares at Dec. 31, 2017	8,139,263
Beginning balance, value at Dec. 31, 2017	$ 814	4,155,986	(88,000)	(3,522,655)	0	546,145
Net income (loss)						(592,223)
Ending balance, shares at Jun. 30, 2018	8,130,439
Ending balance, value at Jun. 30, 2018	$ 813	4,363,475	0	(4,114,878)	0	249,410
Beginning balance, shares at Dec. 31, 2017	8,139,263
Beginning balance, value at Dec. 31, 2017	$ 814	4,155,986	(88,000)	(3,522,655)	0	546,145
Repurchase and cancellation of shares, shares	(351,941)
Repurchase and cancellation of shares, value	$ (35)	(119,965)	88,000			(32,000)
Stock options issued for services		1,492,499				1,492,499
Stock issued for cash, shares	1,000,000
Stock issued for cash, value	$ 100	24,900				25,000
Warrants issued for services		1,300,126				1,300,126
Beneficial conversion feature		2,956,704				2,956,704
Net income (loss)				(493,975)	659,159	165,184
Ending balance, shares at Dec. 31, 2018	8,161,679
Ending balance, value at Dec. 31, 2018	$ 816	10,145,902	0	(4,016,630)	3,409,159	9,539,247
Beginning balance, shares at Mar. 31, 2018	8,131,028
Beginning balance, value at Mar. 31, 2018	$ 813	4,043,987	0	(3,451,649)	0	593,151
Repurchase and cancellation of shares, shares	(589)
Repurchase and cancellation of shares, value		(8,000)				(8,000)
Stock options issued for services		14,999				14,999
Stock options issued for debt settlement		312,489				312,489
Net income (loss)				(663,229)		(663,229)
Ending balance, shares at Jun. 30, 2018	8,130,439
Ending balance, value at Jun. 30, 2018	$ 813	4,363,475	0	(4,114,878)	0	249,410
Beginning balance, shares at Dec. 31, 2018	8,161,679
Beginning balance, value at Dec. 31, 2018	$ 816	10,145,902	0	(4,016,630)	3,409,159	9,539,247
Prior period lease adjustment at Mar. 31, 2019				(21,142)		(21,142)
Warrants issued for services		312,000				312,000
Stock option expense		297,800				297,800
Beneficial conversion feature		572,924				572,924
Net income (loss)				(3,593,178)	(89,975)	(3,683,153)
Ending balance, shares at Mar. 31, 2019	8,161,679
Ending balance, value at Mar. 31, 2019	$ 816	11,328,626	0	(7,630,950)	3,319,184	7,017,676
Beginning balance, shares at Dec. 31, 2018	8,161,679
Beginning balance, value at Dec. 31, 2018	$ 816	10,145,902	0	(4,016,630)	3,409,159	9,539,247
Net income (loss)						(7,154,982)
Ending balance, shares at Jun. 30, 2019	8,576,179
Ending balance, value at Jun. 30, 2019	$ 857	13,202,328	0	(11,011,785)	3,228,190	5,419,590
Beginning balance, shares at Mar. 31, 2019	8,161,679
Beginning balance, value at Mar. 31, 2019	$ 816	11,328,626	0	(7,630,950)	3,319,184	7,017,676
Stock options issued for debt settlement		92,629				92,629
Stock issued for cash, shares	407,500
Stock issued for cash, value	$ 41	1,291,244				1,291,285
Shares issued for services, shares	5,000
Shares issued for services, value		99,600				99,600
Shares issued for settlement of accrued liabilities, shares	2,000
Shares issued for settlement of accrued liabilities, value		18,000				18,000
Stock option expense		464,858				464,858
Net income (loss)				(3,380,835)	(90,994)	(3,471,829)
Ending balance, shares at Jun. 30, 2019	8,576,179
Ending balance, value at Jun. 30, 2019	$ 857	$ 13,202,328	$ 0	$ (11,011,785)	$ 3,228,190	$ 5,419,590